OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
OTHER RECEIVABLES, NET
Charge to (reversal of) allowance	¥ 63,381	$ 8,849	¥ 1,194,586	¥ 1,375,516
Third Parties
OTHER RECEIVABLES, NET
Beginning balance	800,374	111,728	1,994,960
Charge to (reversal of) allowance	(63,381)	(8,849)	(1,194,586)
Ending balance	¥ 736,993	$ 102,879	¥ 800,374	¥ 1,994,960